Loss per share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Schedule of loss per share and potentially dilutive securities

	Three Months Ended March 31,
(in KUSD, except per share amounts)	2021	2020
Loss attributable to owners	(51,527)	(43,476)
Weighted average number of shares outstanding [1]	76,721,667	50,959,156
Basic and diluted loss per share	(0.67)	(0.85)
[1] Share data have been revised to give effect to the share split and share consolidation as explained in note 2, “Share split and share consolidation”
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended March 31,
	2021	2020
Incentive Plan 2014	—	2,183,856
Share Purchase Plan 2016	—	3,346,960
Equity Incentive Plan 2019 - Share Options - Share Options	4,683,132	1,017,294
Equity Incentive Plan 2019 - RSUs	195,773	—
Conversion of the principal amount of convertible loans into the Company’s common shares	2,631,579	—
	7,510,484	6,548,110